Income Taxes (Details) - Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate (Parentheticals)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate [Abstract]
Statutory income tax rate	21.00%	21.00%